BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current	$ 11	$ 0
Non-current	3,466	3,526
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Total	$ 3,477	$ 3,526